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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 ---------------------------------

Form 13F File Number: 028-06854
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ J. SITLANI              San Diego, California      05/15/12
   -------------------------------    ---------------------   -------------
           [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 25
                                        --------------------

Form 13F Information Table Value Total: $ 5,942,122
                                        --------------------
                                            (thousands)

Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

                                         TITLE              VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
         NAME OF ISSUER                OF CLASS   CUSIP   (X$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED NONE
------------------------------------  --------- --------- -------- ---------- --- ---- ------- ----------- ---------- ------ ----
Baxter International Inc.                COM    071813109 $100,904  1,687,929 SH       SOLE                 1,687,929
Unum Group                               COM    91529Y106 $321,123 13,117,762 SH       SOLE                13,117,762
Harman International Industries Inc.     COM    413086109 $ 74,776  1,597,430 SH       SOLE                 1,597,430
Carter's, Inc.                           COM    146229109 $ 36,403    731,418 SH       SOLE                   731,418
Zimmer Holdings, Inc.                    COM    98956P102 $270,200  4,203,482 SH       SOLE                 4,203,482
SPDR S&P 500 ETF Trust                   COM    78462F103 $228,090  1,619,844 SH       SOLE                 1,619,844
Esterline Technologies Corp.             COM    297425100 $109,194  1,528,037 SH       SOLE                 1,528,037
Occidental Petroleum Corporation         COM    674599105 $569,250  5,977,630 SH       SOLE                 5,977,630
PMC-Sierra, Inc.                         COM    69344F106 $129,036 17,847,255 SH       SOLE                17,847,255
PepsiCo, Inc.                            COM    713448108 $595,875  8,980,787 SH       SOLE                 8,980,787
iShares Russell Midcap Value Index       COM    464287473 $ 56,519  1,174,300 SH       SOLE                 1,174,300
Medtronic, Inc.                          COM    585055106 $213,541  5,448,872 SH       SOLE                 5,448,872
Abercrombie & Fitch Co.                  COM    002896207 $103,597  2,088,227 SH       SOLE                 2,088,227
CVS Caremark Corporation                 COM    126650100 $408,631  9,121,234 SH       SOLE                 9,121,234
Assurant, Inc.                           COM    04621X108 $136,692  3,375,112 SH       SOLE                 3,375,112
Illinois Tool Works Inc.                 COM    452308109 $440,940  7,719,531 SH       SOLE                 7,719,531
The Western Union Company                COM    959802109 $297,877 16,924,826 SH       SOLE                16,924,826
MetLife, Inc.                            COM    59156R108 $303,849  8,135,176 SH       SOLE                 8,135,176
Ashland Inc.                             COM    044209104 $106,460  1,743,525 SH       SOLE                 1,743,525
Applied Materials, Inc.                  COM    038222105 $278,926 22,421,693 SH       SOLE                22,421,693
Guaranty Bancorp                         COM    40075T102 $ 35,008 17,592,000 SH       SOLE                17,592,000
Quest Diagnostics Incorporated           COM    74834L100 $255,940  4,185,447 SH       SOLE                 4,185,447
Hewlett-Packard Company                  COM    428236103 $389,252 16,334,517 SH       SOLE                16,334,517
Par Pharmaceutical Companies, Inc.       COM    69888P106 $136,948  3,535,967 SH       SOLE                 3,535,967
Caterpillar Inc.                         COM    149123101 $343,091  3,220,907 SH       SOLE                 3,220,907